Earnings Per Share & Pro Forma Earnings Per Share - Capital Stock (Details) (Common Stock [Member], USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended		1 Months Ended		7 Months Ended
	May 21, 2013	Oct. 17, 2012	Feb. 28, 2014	Aug. 31, 2013	Jul. 31, 2013
Common Stock [Member]
Class of Stock [Line Items]
Shares issued upon public offering	5,175,000	14,375,000	3,450,000	4,600,000	5,175,000
Common stock issued pursuant to underwriters over allotment option	675,000	1,875,000	450,000	600,000	675,000
Stock price per share at public offering (in dollars per share)	$ 29.25		$ 62.67	$ 40.25
Net proceeds received from public offering	$ 144,400	$ 234,100	$ 208,400	$ 177,500	$ 144,439